UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:  12/31/12

Item 1.  Reports to Stockholders.

Quantitative Managed Futures Strategy Fund

CLASS A, CLASS C AND CLASS I SHARES

Semi-Annual Report

December 31, 2012

1-855-QMF-FUND

WWW.QMFSFUND.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Quantitative Managed Futures Strategy Fund
PORTFOLIO REVIEW
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	Six Months	One Year	Since Inception**
Quantitative Managed Futures Strategy Fund Class A	(3.24)%	(4.30)%	(3.45)%
Quantitative Managed Futures Strategy Fund Class A with Load	(8.77)%	(9.80)%	(7.91)%
Quantitative Managed Futures Strategy Fund Class C	(4.12)%	(4.70)%	(3.77)%
Quantitative Managed Futures Strategy Fund Class I	(2.93)%	(4.00)%	(3.21)%
Barclay BTOP50 Index	(1.72)%	(1.92)%	(3.39)%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.99% for Class A shares, 2.74% for Class C shares and 1.74% for Class I Shares per the October 29, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-QMF-FUND.

The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

** Inception date is September 30, 2011.

Holdings by Asset Class		% of Net Assets
Debt Funds		71.6%
Other / Cash & Cash Equivalents Less Liabilities		28.4%
		100.0%

Quantitative Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 71.6%
		DEBT FUNDS - 71.6%
	167,398	Vanguard Limited Term Tax-Exempt Fund	$ 1,866,489
	246,506	Vanguard Short-Term Bond Index Fund	2,620,360
	116,805	Vanguard Short-Term Tax-Exempt Fund	1,858,362
	242,570	Vanguard Short-Term Treasury Fund	2,605,200
		TOTAL EXCHANGE TRADED FUNDS
		(Cost $8,957,865)	8,950,411

		SHORT-TERM INVESTMENT - 2.9%
	360,455	Fidelity Institutional Money Market Portfolio to yield 0.14%+
		(Cost $360,455)	360,455

		TOTAL INVESTMENTS - 74.5% (Cost $9,318,320) (a)	$ 9,310,866
		OTHER ASSETS LESS LIABILITIES - 25.5%	3,192,037
		TOTAL NET ASSETS - 100.0%	$ 12,502,903

+	Variable rate security, the money market rate shown represents the rate at December 31, 2012.
*	All or a portion of this security is a holding of QMFS Fund Ltd.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,334,954 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(24,088)
		Net Unrealized Depreciation:	$ (24,088)

		SWAP CONTRACT *	Unrealized Gain (Loss)

Total Return Swap with Deutsche Bank AG London Branch - to provide total returns on a proprietary basket of CTA Programs less a fee of 0.75% with a final termination date of 12/11/17 (Notional Value $20,666,667)

			$ (355,797)

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 9,318,320
At value	$ 9,310,866
Cash*	3,100,000
Receivable due from Advisor	4,374
Receivable for Fund shares sold	440,704
Dividends and interest receivable	9,807
Prepaid expenses and other assets	17,649
TOTAL ASSETS	12,883,400

LIABILITIES
Unrealized depreciation on swap contract	355,797
Fees payable to other affiliates	7,331
Distribution (12b-1) fees payable	345
Accrued expenses and other liabilities	17,024
TOTAL LIABILITIES	380,497
NET ASSETS	$ 12,502,903

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 13,035,356
Accumulated net investment loss	(849,474)
Net realized gain from securities, futures contracts, forward
exchange contracts and currency transactions	680,272
Net unrealized depreciation of investments, futures contracts
and translation of assets and liabilities in foreign currencies	(363,251)
NET ASSETS	$ 12,502,903

* Segregated as collateral for swap contract.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2012 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,179,415
Shares of beneficial interest outstanding	123,201
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 9.57
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.15

Class C Shares:
Net Assets	$ 85,252
Shares of beneficial interest outstanding	8,943
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.53

Class I Shares:
Net Assets	$ 11,238,236
Shares of beneficial interest outstanding	1,170,455
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.60

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$ 38,008
Interest	1,006
TOTAL INVESTMENT INCOME	39,014
EXPENSES
Incentive fees+	242,948
Sponsor fees+	116,152
Investment advisory fees	94,602
Management fees+	81,265
Transfer agent fees	29,231
Administrative services fees	28,757
Accounting services fees	19,661
Registration fees	15,061
Legal fees	12,317
Audit fees	10,063
Professional fees	6,745
Custodian fees	5,294
Printing and postage expenses	5,033
Trustees fees and expenses	2,773
Distribution (12b-1) fees:
Class A	1,711
Class C	449
Other expenses+	130,327
TOTAL EXPENSES	802,389
Less: Fees waived/reimbursed by the Advisor	(121,520)
NET EXPENSES	680,869
NET INVESTMENT LOSS	(641,855)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from
Investments	602,947
Futures contracts	226,169
Currency transactions	2,061
Distributions of capital gains from underlying investment companies	6,002
837,179
Net change in unrealized appreciation (depreciation) of:
Investments	(19,377)
Swap	(355,797)
Translation of assets and liabilities in foreign currencies	54
Futures contracts	(221,079)
(596,199)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	240,980
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (400,875)

All or a portion is an expense of AlphaMetrix Diversified Offshore Fund and/or AlphaMetrix Diversified Offshore II Fund. See note 4.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Period Ended
	December 31, 2012 (Unaudited)	June 30, 2012 (a)

FROM OPERATIONS
Net investment loss	$ (641,855)	$ (234,707)
Net realized gain (loss) from security transactions, futures contracts
and foreign currency transactions	831,177	(156,529)
Distributions of capital gains from underlying investment companies	6,002	170
Net change in unrealized appreciation (depreciation)
of investments, swap contract, future contracts and
translation of assets and liabilities denominated in foreign currencies	(596,199)	232,948
Net decrease in net assets resulting from operations	(400,875)	(158,118)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	805,851	1,547,970
Class C	-	89,510
Class I	2,514,232	10,615,495
Redemption fee proceeds:
Class A	20	39
Class C	1	-
Class I	177	601
Payments for shares redeemed:
Class A	(1,099,719)	(21,552)
Class I	(1,109,884)	(280,845)
Net increase in net assets from shares of beneficial interest	1,110,678	11,951,218

TOTAL INCREASE IN NET ASSETS	709,803	11,793,100

NET ASSETS
Beginning of Period	11,793,100	-
End of Period *	$ 12,502,903	$ 11,793,100
*Includes accumulated net investment loss of:	$ (849,474)	$ (207,619)

(a)	The Quantitative Managed Futures Strategy Fund commenced operations on November 11, 2011.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Period Ended	Period Ended
	December 31,	June 30,
	2012 (Unaudited)	2012 (a)

SHARE ACTIVITY
Class A:
Shares Sold	80,133	154,579
Shares Redeemed	(109,341)	(2,170)
Net increase (decrease) in shares of beneficial interest outstanding	(29,208)	152,409

Class C:
Shares Sold	-	8,943
Net increase in shares of beneficial interest outstanding	-	8,943

Class I:
Shares Sold	252,233	1,059,562
Shares Redeemed	(113,305)	(28,035)
Net increase in shares of beneficial interest outstanding	138,928	1,031,527

(a)	The Quantitative Managed Futures Strategy Fund commenced operations on November 11, 2011.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
		Class A
		For the Six
		Months Ended
		December 31,	Period Ended
		2012	June 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 9.89	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.52)	(0.46)
	Net realized and unrealized
	gain on investments and
	foreign currency transactions	0.20	0.35
Total from investment operations		(0.32)	(0.11)

Paid-in-capital from redemption fees (12)		0.00	0.00

Net asset value, end of period		$ 9.57	$ 9.89

Total return (3)(8)		(3.24)%	(1.10)%

Net assets, at end of period (000s)		$ 1,179	$ 1,507

Ratios including the income and expenses of ADOF and ADOF II
Ratio of gross expenses to average
	net assets (4)(5)(6)(9)	12.93%	19.26%
Ratio of net expenses to average
	net assets (5)(6)(10)	11.01%	8.35%
Ratio of net investment loss
	to average net assets (5)(7)(11)	(10.40)%	(7.20)%

Portfolio Turnover Rate (8)		56%	32%

(1)	The Quantitative Managed Futures Strategy Fund commenced operations November 11, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents
	the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense
	reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of
	dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Ratio of gross expenses to average net assets excluding
	the expenses of ADOF and ADOF II (4)(5)(6)	3.91%	12.90%
(10)	Ratio of net expenses to average net assets excluding
	the expenses of ADOF and ADOF II (5)(6)	1.99%	1.99%
(11)	Ratio of net investment loss to average net assets
	excluding the income and expenses of
	ADOF and ADOF II (5)(7)	(1.33)%	(0.84)%
(12)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
		Class C
		For the Six
		Months Ended
		December 31,		Period Ended
		2012		June 30,
		(Unaudited)		2012 (1)
Net asset value, beginning of period		$ 9.94		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.56)		(0.42)
	Net realized and unrealized
	gain on investments and
	foreign currency transactions	0.15		0.36
Total from investment operations		(0.41)		(0.06)

Paid-in-capital from redemption fees		0.00	(12)	-

Net asset value, end of period		$ 9.53		$ 9.94

Total return (3)(8)		(4.12)%		(0.60)%

Net assets, at end of period (000s)		$ 85		$ 89

Ratios including the income and expenses of ADOF and ADOF II
Ratio of gross expenses to average
	net assets (4)(5)(6)(9)	13.68%		13.99%
Ratio of net expenses to average
	net assets (5)(6)(10)	11.76%		9.10%
Ratio of net investment loss
	to average net assets (5)(7)(11)	(11.15)%		(6.59)%

Portfolio Turnover Rate (8)		56%		32%

(1)	The Quantitative Managed Futures Strategy Fund commenced operations November 11, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents
	the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense
	reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of
	dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Ratio of gross expenses to average net assets excluding
	the expenses of ADOF and ADOF II (4)(5)(6)	4.67%		7.64%
(10)	Ratio of net expenses to average net assets excluding
	the expenses of ADOF and ADOF II (5)(6)	2.74%		2.74%
(11)	Ratio of net investment loss to average net assets
	excluding the income and expenses of
	ADOF and ADOF II (5)(7)	(2.08)%		(0.23)%
(12)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period
		Class I
		For the Six
		Months Ended
		December 31,	Period Ended
		2012	June 30,
		(Unaudited)	2012 (1)
Net asset value, beginning of period		$ 9.89	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.51)	(0.47)
	Net realized and unrealized
	gain on investments and
	foreign currency transactions	0.22	0.36
Total from investment operations		(0.29)	(0.11)

Paid-in-capital from redemption fees (12)		0.00	0.00

Net asset value, end of period		$ 9.60	$ 9.89

Total return (3)(8)		(2.93)%	(1.10)%

Net assets, at end of period (000s)		$ 11,238	$ 10,197

Ratios including the income and expenses of ADOF and ADOF II
Ratio of gross expenses to average
	net assets (4)(5)(6)(9)	12.68%	14.15%
Ratio of net expenses to average
	net assets (5)(6)(10)	10.76%	8.10%
Ratio of net investment loss
	to average net assets (5)(7)(11)	(10.14)%	(7.34)%

Portfolio Turnover Rate (8)		56%	32%

(1)	The Quantitative Managed Futures Strategy Fund commenced operations November 11, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents
	the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense
	reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of
	dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Ratio of gross expenses to average net assets excluding
	the expenses of ADOF and ADOF II (4)(5)(6)	3.67%	7.79%	(5)
(10)	Ratio of net expenses to average net assets excluding
	the expenses of ADOF and ADOF II (5)(6)	1.74%	1.74%	(5)
(11)	Ratio of net investment loss to average net assets
	excluding the income and expenses of
	ADOF and ADOF II (5)(7)	(1.07)%	(0.98)%	(5)
(12)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

1.

ORGANIZATION

The Quantitative Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks absolute returns regardless of equity market performance with less volatility than equity markets.

Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements include Quantitative Managed Futures Strategy Fund (“QMFS”) and its wholly owned subsidiaries QMFS Fund Limited (“QMFS-CFC”) and AlphaMetrix Diversified Offshore II Fund (“ADOF II’). In addition, the consolidated financial statements include AlphaMetrix Diversified Offshore Fund (“ADOF”), a wholly owned subsidiary of QMFS-CFC.  ADOF and ADOF II commenced operations on March 19, 2012 and are incorporated in the Cayman Islands as exempted companies with limited liability. During the period ended December 31, 2012, QMFS and QMFS-CFC held 100% of the outstanding units of the ADOF II and ADOF, respectively.  QMFS and QMFS-CFC redeemed their holdings in ADOF and ADOF II on December 12, 2012. All inter-company accounts and transactions have been eliminated in consolidation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Absolute Private Wealth Management, LLC (the “Advisor”) fair values the investments of ADOF and ADOF II daily, based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of ADOF and ADOF II, which includes an estimated profit and loss amount, which is then used to determine a daily fair value NAV for each CTA.  The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at December 31, 2012, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 8,950,411	$ -	$ -	$ 8,950,411
Short-Term Investment	360,455	-	-	360,455
Total	$ 9,310,866	$ -	$ -	$ 9,310,866

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contract	$ -	$ 355,797	$ -	$ 355,797
Total	$ -	$ 355,797	$ -	$ 355,797

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – QMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with QMFS's investment objectives and policies.

QMFS-CFC, through its investments in global macro or managed futures programs, utilizes commodity based derivative products to facilitate QMFS's pursuit of its investment objective.   The managed futures programs have been accessed by a total return swap contract or investments in “systematic trading companies” and operations of the systematic trading companies were consolidated during the current period. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, QMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the QMFS Prospectus.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

A summary of QMFS's investments in QMFS-CFC as of December 31, 2012 is as follows:

Fair Value of QMFS-CFC	2,965,677
Percentage of the Fund's Total Net Assets	23.72%

For tax purposes, QMFS-CFC is an exempted Cayman investment company. QMFS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QMFS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, QMFS-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no is expected to be recorded on the Fund’s 2011 or 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended December 31, 2012, the Fund had realized gains of $226,169 from futures contracts.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

QMFS-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2012, the notional value of the swap was $20,666,667.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.   In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of December 31, 2012, the net change in unrealized depreciation on the swap contract was $355,797.

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended December 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts Net change in unrealized appreciation/depreciation from futures contracts

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

The following is a summary of the Fund’s unrealized and realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended December 31, 2012:

Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended December 31, 2012
Futures	$ (210,642)	$ 43,012	$ (28,351)	$ (25,098)	$ (221,079)
Totals	$ (210,642)	$ 43,012	$ (28,351)	$ (25,098)	$ (221,079)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended December 31, 2012
Futures	$ (77,771)	$ (449,626)	$ 854,271	$ (100,705)	$ 226,169
Totals	$ (77,771)	$ (449,626)	$ 854,271	$ (100,705)	$ 226,169

The derivative instruments outstanding as of December 31, 2012 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

3. INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $6,843,746 and $4,035,416 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Absolute Private Wealth Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets.   The Advisor also serves as the Advisor of QMFS-CFC and the Fund is the sole investor of QMFS-CFC. Pursuant to a separate Advisory Agreement, the Advisor has voluntarily agreed to proportionately waive its fee of 1.50% per annum for QMFS-CFC to avoid double charging on the same assets.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until October 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) do not exceed 1.99%, 2.74% and 1.74% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.   For the period ended December 31, 2012, the Advisor waived fees and reimbursed expenses in the amount of $121,520.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.99%, 2.74% and 1.74% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99%, 2.74% and 1.74% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.99%, 2.74% and 1.74%, respectively per annum of the average daily net assets, the reimbursements shall be suspended. As of June 30, 2012, $211,570 is subject to recapture by the Fund by June 30, 2015.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Advisor has contractually agreed to compensate the Trading Advisor for each of the CTA programs in the following way:

The Fund paid each Trading Advisor a management fee (the “Management Fee”) at an annual rate of between 0% and 3%, pursuant to each respective trading agreement, to be calculated and accrued monthly as a percentage of the designated account size payable in arrears as of the last business day of the month, regardless of the amount of assets deposited by the Fund with the clearing broker. The Designated Account Size is the amount communicated to each Trading Advisor by the Sponsor on its monthly trading level report, as the same may be revised from time to time by the Sponsor in its sole discretion upon notice to the Trading Advisor, plus or minus profits and losses as set forth in each trading agreement. The Fund accrues for incentive fees throughout the quarter but are not realized by each Trading Advisor until the fees crystalize pursuant to each trading agreement. The Fund incurred management fees of $81,265 for the period ended December 31, 2012.

Pursuant to each respective trading agreement, each Trading Advisor shall be entitled to a quarterly incentive fee (the “Incentive Fee”), ranging between 0% and 30%, per annum, of new net profits (if positive) which consists of (i) the cumulative profits generated by the Trading Advisor for the Fund during the applicable quarter, including realized and unrealized profits, less (ii) (a) interest income generated by account during the applicable quarter, (b) all transaction costs and applicable Fund related expenses incurred during the applicable quarter (including, but not limited to, the Management Fee), as determined by the sponsor in its reasonable discretion, and (c) the loss carryforward, if any. All Incentive Fees actually paid to each of the Trading Advisors will be retained by the Trading Advisor and will not be repaid even if subsequent losses are experienced. The Fund incurred incentive fees of $242,948 for the period ended December 31, 2012.

Quantitative Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

ADOF and ADOF II are sponsored by AlphaMetrix, LLC (the “Sponsor”). The Sponsor will receive a monthly sponsor fee (the “Sponsor Fee”) which is charged on a sliding scale based upon the aggregate Trading Level, as disclosed in the intent letter. The Sponsor Fee includes administration and sponsorship. The basis point fee is charged on total aggregate Trading Level and ADOF and ADOF II and is payable to the Sponsor on the aggregate Trading Level. For the period from July 1, 2012 to December 31, 2012 ADOF and ADOF II incurred Sponsor Fees of $56,482 and $59,670, respectively.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares.   The Distributor is an affiliate of GFS. During the period ended December 31, 2012, the Distributor did not receive any underwriting commissions for sales of Class A shares.

Effective April 1, 2012, with the approval of the Board, each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended December 31, 2012, the Fund assessed redemption fees in the amount of $198.

6.  TAX COMPONENTS OF CAPITAL

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Other	Total
Ordinary	Long-Term	Loss	and Late Year	Appreciation/	Book/ Tax	Accumulated
Income	Gains	Carry Forwards	Losses	(Depreciation)	Differences	Earnings/(Deficits)
$ -	$ -	$ -	$ (114,399)	$ (33,813)	$ 16,634	$ (131,578)

The difference between book basis and tax basis unrealized depreciation, undistributed ordinary income, accumulated net realized loss from investments and other book/tax differences are primarily attributable to the adjustments for the Fund’s wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
$ 80,327

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
$ 34,072

Permanent book and tax differences, primarily attributable to non-deductible expenses and the tax treatment of foreign currency gains (losses), resulted in reclassification for the period ended June 30, 2012 as follows: a decrease in paid in capital of $26,540; a decrease in accumulated net investment losses of $27,088; and an increase in accumulated net realized loss from security transactions of $548.

7.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Quantitative Managed Futures Strategy Fund

EXPENSE EXAMPLES

December 31, 2012 (Unaudited)

As a shareholder of the Quantitative Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Quantitative Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Quantitative Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual	Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio		Beginning Account Value 7-1-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Ending Account Value 12-31-12	Expenses Paid During Period*
Class A Shares	11.01%	$1,000.00	$983.80	$54.60	$969.70	$54.66
Class C Shares	11.76%	$1,000.00	$958.80	$58.06	$965.92	$58.27
Class I Shares	10.76%	$1,000.00	$970.70	$53.45	$970.96	$53.45

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Quantitative Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

December 31, 2012 (Unaudited)

Approval of Advisory Agreement – Quantitative Managed Futures Strategy Fund*

In connection with a regular meeting held on March 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Absolute Private Wealth Management LLC (the “Adviser”) and the Trust, on behalf of Quantitative Managed Futures Strategy Fund (“Quantitative” or the “Fund”).

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed the capitalization of the Adviser based on financial information provided in the Board Materials. The Board concluded that the Adviser was sufficiently capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s experience evaluating and selecting CTAs and commodity pools. The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Board noted that the advisory fee that Quantitative will pay its Adviser is average among its peer group and that the funds in that peer group that have a lower management fee do not have a sub-adviser. The Board noted that the Adviser shall pay a sub-adviser an annual management fee for that portion of the Fund’s assets that it assigns to the sub-adviser. The Trustees concluded that the Fund’s advisory fee was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether the Fund will initially benefit from economies of scale with respect to the management of the Fund and whether there is potential for realization of any future economies of scale.  After discussion, it was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Quantitative Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2012 (Unaudited)

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund and noted the Adviser did not anticipate receiving any such payments. The Board also considered the expected impact of expense limitation agreement on the Adviser. The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-QMF-FUND or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-QMF-FUND.

INVESTMENT ADVISOR

Absolute Private Wealth Management LLC
1001 West Loop South, Suite 811

Houston, TX 77027

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

3/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

3/6/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

3/6/13